Pensions and Other Benefits - Amounts Recognized in Accumulated Other Comprehensive Losses (Detail) - CAD CAD in Millions	Dec. 31, 2014	Dec. 31, 2013
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Total (Note 9)	CAD 2,282	CAD 1,593
Pension Plans, Defined Benefit [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Other than deferred investment gains	3,895	2,982
Deferred investment gains	(803)	(738)
Prior service cost	(20)	(88)
Deferred income tax	(858)	(613)
Total (Note 9)	2,214	1,543
Other Postretirement Benefit Plans, Defined Benefit [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Other than deferred investment gains	86	61
Prior service cost	5	5
Deferred income tax	(23)	(16)
Total (Note 9)	CAD 68	CAD 50